Note 10 - Long-term Debt (Detail) - Long-term Debt (USD $)	0 Months Ended					12 Months Ended
	Jun. 21, 2012	Jan. 12, 2012	Sep. 23, 2011	Apr. 20, 2011	Mar. 01, 2011	Dec. 31, 2012	Dec. 31, 2011
Balance						$ 345,352,312	$ 351,068,181
Additions	21,500,000	21,750,000	16,500,000	16,400,000	16,500,000	43,250,000
Repayments						(48,965,869)
Current portion of long-term debt						35,787,544	33,166,887
Current portion of long-term debt associated with vessel held for sale							791,823
Long term debt						309,564,768	317,109,471
Term Loan 1 [Member]
Original Amount						100,067,500
Balance						40,421,883	46,831,735
Repayments						(6,409,852)
Loan Agreement Date						May 30, 2016
Term Loan 2 [Member]
Original Amount						79,850,000
Balance						22,500,000	27,297,823
Repayments						(4,797,823)
Loan Agreement Date						May 09, 2016
Term Loan 3 [Member]
Original Amount						6,580,000
Balance						2,710,960	3,184,720
Repayments						(473,760)
Loan Agreement Date						Jun. 28, 2016
Term Loan 4 [Member]
Original Amount						49,875,000
Balance						30,845,014	34,600,514
Repayments						(3,755,500)
Loan Agreement Date						Dec. 21, 2017
Term Loan 5 [Member]
Original Amount						40,250,000
Balance						26,875,000	29,375,000
Repayments						(2,500,000)
Loan Agreement Date						Feb. 19, 2020
Term Loan 6 [Member]
Original Amount						33,240,000
Balance						25,484,000	27,423,000
Repayments						(1,939,000)
Loan Agreement Date						Nov. 04, 2020
Term Loan 7 [Member]
Original Amount						29,437,000
Balance						10,210,000	24,285,502
Repayments						(14,075,502)
Loan Agreement Date						Oct. 09, 2020
Term Loan 8 [Member]
Original Amount						45,000,000
Balance						37,350,000	40,750,000
Repayments						(3,400,000)
Loan Agreement Date						Jul. 20, 2016
Term Loan 9 [Member]
Original Amount						32,200,000
Balance						23,616,259	26,130,423
Repayments						(2,514,164)
Loan Agreement Date						Jul. 05, 2014
Term Loan 10 [Member]
Original Amount						29,250,000
Balance						22,080,000	23,850,000
Repayments						(1,770,000)
Loan Agreement Date						Jul. 14, 2019
Term Loan 11 [Member]
Original Amount						26,700,000
Balance						17,434,196	19,589,464
Repayments						(2,155,268)
Loan Agreement Date						Jul. 02, 2014
Term Loan 12 [Member]
Original Amount						49,400,000
Balance						44,450,000	47,750,000
Repayments						(3,300,000)
Loan Agreement Date						Sep. 01, 2018
Term Loan 13 [Member]
Original Amount						43,250,000
Balance						41,375,000
Additions						43,250,000
Repayments						$ (1,875,000)
Loan Agreement Date						Jun. 20, 2020